Notes to the Assets of the Balance Sheet - Summary of Depreciation (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Depreciation Expense [line items]
Depreciation	€ 1,812	€ 1,969	€ 1,786
Research and development [member]
Disclosure Of Depreciation Expense [line items]
Depreciation	1,398	1,672	1,518
Selling Expenses [member]
Disclosure Of Depreciation Expense [line items]
Depreciation	87	0	0
General and administrative expense [member]
Disclosure Of Depreciation Expense [line items]
Depreciation	€ 327	€ 297	€ 268